Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under the rules of the Securities and Exchange Commission (“SEC”), the following tabular disclosure is required to illustrate the relationship between compensation actually paid to the Company’s principal executive officer (“PEO”) and other named executive officers (“Other NEOs”) and the Company’s performance as measured by total shareholder return and net income.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Company Net Income(6)
2025	$434,851	$434,851	$301,954	$301,954	$112.79	$19,027,000
2024	$419,678	$419,678	$288,644	$288,644	$77.43	$10,218,000
2023	$409,757	$409,757	$276,367	$276,367	$95.48	$10,817,000

Notes:

(1)	The figures in this column represent the total compensation paid to John P. Nelson, the PEO, for each year as reported in the Summary Compensation Table.

(2)

The figures in this column represent the compensation actually paid to the PEO for each year. Under SEC rules governing the “pay versus performance” disclosure, total compensation for the PEO as reported in the Summary Compensation Table and as actually paid to the PEO is identical, as no adjustment to the figures as reported in the Summary Compensation Table is required to reflect compensation actually paid to the PEO.

(3)	The figures in this column represent the average of the total compensation paid to Scott T. Bauer and Michael A. Wilson, the Other NEOs as reported in the Summary Compensation Table.

(4)

The figures in this column represent the average compensation actually paid to the Other NEOs for each year. Under SEC rules governing the “pay versus performance” disclosure, compensation for the Other NEOs as reported in the Summary Compensation Table and as actually paid to the Other NEOs is also identical, as no adjustment to the figures as reported in the Summary Compensation Table is required to reflect average compensation actually paid to the Other NEOs.

(5)

The figures in this column represent the cumulative total shareholder return of the Company’ Common Stock as of the end of each year presented, assuming the investment of $100 in the Common Stock on December 31, 2022. Total shareholder return is calculated based on the change in value for the period designated, assuming the reinvestment of all dividends paid during the period.

(6)	The figures in this column represent the net income of the Company as reported in its consolidated financial statements for each year presented.

PEO Total Compensation Amount	$ 434,851	$ 419,678	$ 409,757
PEO Actually Paid Compensation Amount	434,851	419,678	409,757
Non-PEO NEO Average Total Compensation Amount	301,954	288,644	276,367
Non-PEO NEO Average Compensation Actually Paid Amount	$ 301,954	288,644	276,367
Compensation Actually Paid vs. Total Shareholder Return
●

Total Shareholder Return v. Compensation Actually Paid.  Changes in the return on Company common stock, measured through total shareholder return, has less of a correlation to compensation actually paid to the PEO and average compensation actually paid to the Other NEOs than Company net income. However, again the declines and increases in total shareholder return generally aligned with compensation actually paid. While total shareholder return experienced a decline from $95.48 in 2023 to $77.43 in 2024, compensation actually paid increased slightly, again primarily as a result of increases in base salary, with incentive compensation essentially being flat between 2023 and 2024. As total shareholder return experienced a significant increase from $77.43 in 2024 to $112.79 in 2025, compensation actually paid increased, with most of that increase again due to increases in base salary, but also with incentive compensation approximately doubling for the PEO and Other NEOs between 2024 and 2025.

Compensation Actually Paid vs. Net Income
●

Net Income v. Compensation Actually Paid.  As net income declined slightly from $10.8 million in 2023 to $10.2 million in 2024, compensation actually paid to the PEO and average compensation actually paid to the Other NEOs slightly increased by $9,921 for the PEO and $12,277 for the Other NEOs, with that increase primarily attributable to an increase in base salaries ($8,912 for the PEO and $10,950 for the Other NEOs) and, notably, with incentive compensation essentially being flat between the periods, reflecting in part the lower profitability of the Company in 2024. Base salaries were increased between 2023 and 2024 to maintain the Company’s competitive position with its peer group and to maintain the relative level of base salary in light of inflationary pressures affecting the economy during that period of time. As net income experienced a significant increase from $10.2 million in 2024 to $19.0 million in 2025, compensation actually paid to the PEO and average compensation actually paid to the Other NEOs showed a larger increase of $15,173 for the PEO and $13,310 for the Other NEOs, with an increase in base salary again attributing to the increase ($9,880 for the PEO and $10,396 for the Other NEOs), but also supplemented by an increase in incentive compensation between the periods – which approximately doubled for both the PEO and the Other NEOs during 2025 compared to 2024, again reflecting the increased profitability of the Company between 2024 and 2025. Although the increase in net income of $8.8 million for 2025 was significant, the relative increase in incentive compensation was less significant due to the fact that there is a lag in determining incentive compensation given that 2025 incentive compensation numbers were calculated based on performance during the last six-month period of 2024 and the first six-month period of 2025, during which Company profitability was lower than experienced during the final six-month period of 2025.

Peer Group Total Shareholder Return Amount	$ 112.79	77.43	95.48
Net Income (Loss)	$ 19,027,000	$ 10,218,000	$ 10,817,000
John P. Nelson [Member]
Pay vs Performance Disclosure
PEO Name				John P. Nelson